UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Group
Address:	 1 Battery Park Plaza, 7th floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Mikhail Munenzon
Title:	Chief Compliance Officer
Phone:	(212) 380-4220
Signature,       		Place,         	and Date of Signing
Mikhail Munenzon 		New York	February 14, 2008

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	26
Form 13F Information Table Value Total:	$106,742,000

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE

                                                            VALUE   SHRS OR SH/ PUT/INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASSCUSIP     (x$1000)PRN AMT PRN CALLDISCRETION  MANAGERS   SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
ALLEGHANY CORP-DEL                  COM           017175100     5751   14306 SH            SOLE              14306      0    0
BANK OF AMERICA CORPORATION         COM           060505104     1650   40000 SH            SOLE              40000      0    0
BERKSHIRE HATHAWAY INC DEL CL B     CL B          084670207     3310     699 SH            SOLE                699      0    0
BERKSHIRE HATHAWAY INC-DEL-         CL A          084670108     2549      18 SH            SOLE                 18      0    0
CENVEO INC                          COM           15670S105     5408  309543 SH            SOLE             309543      0    0
COMCAST CORP CL A                   CL A          20030N101      639   35000 SH            SOLE              35000      0    0
CURRENCYSHARES JAPANESE YEN TR      JAPANESE YEN  23130A102     1434   16000 SH            SOLE              16000      0    0
DARWIN PRIOFESSIONAL                COM           237502109     1967   81375 SH            SOLE              81375      0    0
FEDERAL NATL MTG ASSN               COM           313586109     2399   60000 SH            SOLE              60000      0    0
FEDERAL EXPRESS CORP                CL A          31428X106     4460   50013 SH            SOLE              50013      0    0
FEDERAL HOME LOAN MORTGAGE          COM           313400301      511   15000 SH            SOLE              15000      0    0
FIDELITY NATIONAL FINANCIAL         COM           31620R905     8255  565000 SH            SOLE             565000      0    0
HEINZ H J CO                        COM           423074103     4990  106901 SH            SOLE             106901      0    0
JARDEN CORPORATION                  COM           471109108     7681  325345 SH            SOLE             325345      0    0
MOHAWK INDUSTRIES INC               COM           608190104     5654   76000 SH            SOLE              76000      0    0
NVR INC                             COM           62944T105    10850   20706 SH            SOLE              20706      0    0
ONEBEACON INSURANCE GROUP           CL A          G67742109      998   46400 SH            SOLE              46400      0    0
POPULAR INC                         COM           733174106     7314  690000 SH            SOLE             690000      0    0
QUEBECOR WORLD INC                  COM NON-VTG   748203106       44   24211 SH            SOLE              24211      0    0
SHERWIN WILLIAMS CO                 COM           824348106     5804  100000 SH            SOLE             100000      0    0
SP ACQUISITION HOLDINGS INC         COM           78470A104      848   83100 SH            SOLE              83100      0    0
STREETTRACKS GOLD TRUST             GOLD SHS      863307104     4535   55000 SH            SOLE              55000      0    0
TEMPUR PEDIC INTERNATIONAL INC      COM           88023U101     1428   55000 SH            SOLE              55000      0    0
THOR INDUSTRIES INC                 COM           885160101     6921  182072 SH            SOLE             182072      0    0
WELLS FARGO & CO                    COM           949746101     3170  105000 SH            SOLE             105000      0    0
WHITE MTNS INS GROUP INC            COM           G9618E107     8173   15900 SH            SOLE              15900      0    0


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